CERTIFICATION
                                 -------------

     Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Income Funds (1933 Act File No. 2-85229; 1940 Act File No. 811-3802) ("Registrant") hereby certifies (a) that the form of the statement of additional information used with respect to Lehman Brothers Core Bond Fund, a series of the Registrant, does not differ from those contained in Post-Effective Amendment No. 46 ("Amendment No. 46") to the Registrant's Registration Statement and (b) that Amendment No. 46 was filed electronically.




Dated:   June 8, 2005                 By:      /s/Claudia A. Brandon
                                               ----------------------------
                                               Claudia A. Brandon
                                               Secretary